Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Financial Information of Material Non-Controlling Interest
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling
interests, is as follows:

	Ambev		Budweiser APAC
Million US dollar	31 December 2022	31 December 2021	31 December 2022	31 December 2021
Summarized statement of financial position information
Current assets	7 248	6 922	3 606	3 161
Non-current assets	19 193	17 915	12 390	13 464
Current liabilities	7 770	6 965	4 414	4 691
Non-current liabilities	2 700	2 817	748	851
Equity attributable to equity holders	15 707	14 809	10 765	11 013
Non-controlling interests	263	246	69	70

	Ambev			Budweiser APAC
Million US dollar	2022	2021	2020	2022	2021	2020
Summarized income statement and other comprehensive income information
Revenue	15 434	13 570	11 373	6 478	6 788	5 588
Net income	2 883	2 444	2 286	949	981	537

Attributable to:
Equity holders	2 800	2 360	2 217	913	950	514
Non-controlling interests	84	84	69	36	31	23

Net income	2 883	2 444	2 286	949	981	537
Other comprehensive income	(1 300)	629	1 467	(812)	(289)	635
Total comprehensive income	1 584	3 074	3 753	137	692	1 172

Attributable to:
Equity holders	1 517	2 970	3 647	105	660	1 147
Non-controlling interests	67	104	106	32	32	25

Summarized cash flow information
Cash flow from operating activities	3 997	4 266	3 673	1 577	1 903	1 301
Cash flow from investing activities	(969)	(1 441)	(1 325)	(440)	(731)	(572)
Cash flow from financing activities	(3 164)	(2 988)	(1 676)	(500)	(464)	(432)

Net increase/(decrease) in cash and cash equivalents	(136)	(163)	673	637	708	297